Schedule of Investments
August 31, 2020 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.33%

Accident & Health Insurance - 4.07%
Aflac, Inc.	12,100	439,472

Air Transportation, Scheduled - 1.43%
Alaska Air Group, Inc. (2)	3,972	154,709

Asset Management - 1.53%
The Carlyle Group, Inc.	6,375	164,539

Beverages - 1.30%
Pepsico, Inc.	1,000	140,060

Cigarettes - 1.80%
Philip Morris International, Inc.	2,435	194,289

Credit Services - 1.86%
MasterCard, Inc. Class A	560	200,586

Electronic Computers - 28.77%
Apple, Inc.	24,048	3,103,154

Industrial Organic Chemicals - 7.17%
Amyris, Inc. (2)	235,692	773,070

Information Technology Services - 2.06%
Accenture Plc. Class A	925	221,935

Measuring & Controlling Device - 4.88%
Onto Innovation, Inc. (2)	16,833	525,863

Miscellaneous Metal Ores - 2.29%
Nexgen Energy Ltd. (Canada) (2)	125,445	247,197

Motor Vehicle Parts & Accessories - 3.22%
Honeywell International, Inc.	2,100	347,655

Motor Vehicles & Passenger Car - 5.61%
Tesla Motors, Inc. (2)	1,215	605,459

Pharmaceutical Preparations - 10.21%
Beyondspring, Inc. (2)	9,730	120,944
Catalyst Pharmaceuticals, Inc. (2)	82,953	272,086
Corcept Therapeuticals, Inc. (2)	23,155	294,069
Ionis Pharmaceuticals, Inc. (2)	7,605	414,472

		1,101,571
Radio & TV Broadcasting & Communications Equipment - 6.76%
Qualcomm, Inc.	6,123	729,249

Retail-Catalog & Mail-Order Houses - 3.62%
Amazon.com, Inc. (2)	113	389,958

Security Brokers, Dealers & Flotation Companies - 3.29%
Stifel Financial Corp.	7,007	355,325

Semiconductors & Related Devices - 3.46%
Tower Semiconductors Ltd. (Israel) (2)	19,190	373,437

Services-Computer Programming, Data Processing, Etc. - 0.60%
Facebook, Inc. Class A (2)	220	64,504

Specialty Chemicals - 2.91%
Nanoco Group Plc. (United Kingdom) (2)	1,400,668	313,596

Television Broadcasting Stations - 1.49%
ViacomCBS, Inc. Class B	5,775	160,834

Total Common Stock	(Cost $ 6,472,100)	10,606,462

Exchange-Traded Funds - 1.11%

ProShares UltraPro Short S&P 500 ETF (2)(8)	14,975	119,800

Total Registered Investment Companies	(Cost $ 252,639)	119,800

Rights - 0.31%

Amyris Rights, Inc. Restricted - (Notional Value - $130,544) (2)(3)(7)	39,800	33,074

Total Rights	(Cost $ 0)	33,074

Short-Term Investments - 0.05%

Huntington Conservative Deposit Account (5)	5,701	5,701

Total Short-Term Investment Companies	5,701	5,701

Total Investments - 99.80%	(Cost $ 6,730,440)	10,765,037

Other Assets less Liabilities - .20%		21,294

Total Net Assets - 100.00%		10,786,331

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$10,731,963	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	33,074	-
Total	$10,765,037	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Notional Value is calculated by multiplying outstanding shares by the spot price at August 31, 2020.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at August 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.